Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies [Abstract]
Office Rental Obligations
The following table sets forth the Company’s undiscounted office rental obligations as at December 31, 2021:

Amount
Year 1	$73
Year 2	20
Total	$93
Less imputed interest	(9)
Present value of lease liabilities	$84

Lease liabilities, current	66
Lease liabilities, non- current	18
Present value of lease liabilities	$84